Equity Investment in Real Estate and the Managed REITs (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Managed REITs
Equity Method Investment Summarized Financial Information
Assets	$ 8,052,546	$ 9,184,111
Liabilities	(3,959,756)	(4,896,116)
Reedemable noncontrolling interest	(21,747)	(21,306)
Noncontrolling interests	(170,140)	(330,873)
Partners'/stockholders' equity	3,900,903	3,935,816
Combined Equity Investments
Equity Method Investment Summarized Financial Information
Assets	1,286,294	1,026,124
Liabilities	(799,422)	(706,244)
Reedemable noncontrolling interest	(21,747)	(21,306)
Partners'/stockholders' equity	$ 465,125	$ 298,574